Simplify Health Care ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 97.1%
Consumer, Non-cyclical – 93.7%
Abbott Laboratories ............................................................ 4,243 $ 410,935
AbbVie, Inc. .................................................................. 17,122 2,552,205
ACADIA Pharmaceuticals, Inc.* .................................................. 1,340 27,926
Amedisys, Inc.* ............................................................... 708 66,127
Amgen, Inc. .................................................................. 13,522 3,634,173
Argenx SE, ADR* ............................................................. 3,038 1,493,572
AtriCure, Inc.* ................................................................ 11,519 504,532
Baxter International, Inc. ........................................................ 1,689 63,743
Becton Dickinson & Co. ........................................................ 5,695 1,472,328
Biogen, Inc.* ................................................................. 158 40,608
Bio-Techne Corp. ............................................................. 4,576 311,488
Boston Scientific Corp.* ........................................................ 61,116 3,226,925
Cigna Corp. (The) ............................................................. 9,107 2,605,239
Cooper Cos., Inc. (The) ......................................................... 751 238,825
Danaher Corp. ................................................................ 637 158,040
Dexcom, Inc.* ................................................................ 2,321 216,549
Edwards Lifesciences Corp.* .................................................... 859 59,511
Eli Lilly & Co. ................................................................. 4,915 2,639,994
Embecta Corp. ............................................................... 695 10,460
Establishment Labs Holdings, Inc.* ............................................... 12,733 624,808
Exact Sciences Corp.* ......................................................... 9,635 657,300
Fulcrum Therapeutics, Inc.* ..................................................... 105,519 468,504
Gilead Sciences, Inc. .......................................................... 17,974 1,346,972
HCA Healthcare, Inc. ........................................................... 711 174,892
Henry Schein, Inc.* ............................................................ 1,760 130,680
Humana, Inc. ................................................................. 1,795 873,303
IDEXX Laboratories, Inc.* ....................................................... 1,411 616,988
Illumina, Inc.* ................................................................. 435 59,717
Intuitive Surgical, Inc.* .......................................................... 7,421 2,169,084
IQVIA Holdings, Inc.* ........................................................... 1,960 385,630
Johnson & Johnson ............................................................ 16,165 2,517,699
Lantheus Holdings, Inc.* ........................................................ 2,184 151,744
LivaNova PLC* ............................................................... 4,301 227,437
Medtronic PLC ............................................................... 29,466 2,308,956
Merck & Co., Inc. .............................................................. 18,787 1,934,122
Penumbra, Inc.* .............................................................. 120 29,029
Pfizer, Inc. ................................................................... 1,322 43,851
Quanterix Corp.* .............................................................. 23,718 643,707
QuidelOrtho Corp.* ............................................................ 3,874 282,957
Regeneron Pharmaceuticals, Inc.* ................................................ 4,302 3,540,374
Revvity, Inc. .................................................................. 2,395 265,126
Sanofi, ADR .................................................................. 59,358 3,183,963
Stryker Corp. ................................................................. 4,434 1,211,679
Syndax Pharmaceuticals, Inc.* ................................................... 12,665 183,896
Tenet Healthcare Corp.* ........................................................ 2,331 153,590
Thermo Fisher Scientific, Inc. .................................................... 1,715 868,082
UnitedHealth Group, Inc. ........................................................ 4,785 2,412,549
Vertex Pharmaceuticals, Inc.* .................................................... 7,425 2,581,969
Zimmer Biomet Holdings, Inc. .................................................... 15,179 1,703,387

Simplify Health Care ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Zoetis, Inc. ................................................................... 1,427 $ 248,269
51,733,444
Industrial – 3.0%
Agilent Technologies, Inc. ....................................................... 828 92,587
PureCycle Technologies, Inc.* ................................................... 283,945 1,592,931
1,685,518
Technology – 0.4%
Veeva Systems, Inc., Class A* ................................................... 968 196,940
Total Common Stocks (Cost $55,925,825) ........................................................ 53,615,902
Money Market Funds – 2.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(a)
(Cost $1,606,018) ........................................................... 1,606,018 1,606,018
Total Investments – 100.0%
(Cost $57,531,843) .......................................................................... $ 55,221,920
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (2,320)
Net Assets – 100.0% .......................................................................... $ 55,219,600
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2023.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 97.1%
Money Market Funds ............................................................................. 2.9%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%